Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2012		SFr 42,284		SFr 35,498	SFr 53	SFr 23,636		SFr 28,171	SFr (459)	SFr (15,903)	SFr 6,786		SFr 42,883		SFr 34,704	SFr 4,400	SFr 29,365		SFr 13,086	SFr 0		SFr (12,147)	SFr 8,179
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(22)									(22)		(22)										(22)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,251)		216		216					(2,467)		(5,060)										(5,060)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		438									438		693										693
Net income/(loss)		2,977		2,326				2,326			651		2,642		1,960				1,960				682
Total other comprehensive income/(loss), net of tax		(86)		28						28	(114)		(2,293)		(2,258)							(2,258)	(35)
Cancellation of repurchased shares													(445)		(445)		(445)
Issuance of common shares		4,233		4,233	11	4,222
Sale of treasury shares		10,310		10,310		(50)			10,360
Repurchase of treasury shares		(10,202)		(10,202)					(10,202)
Share-based compensation, net of tax		375		375		213			162				196		196		196
Financial instruments indexed to own shares		(93)		(93)		(93)
Dividends on share-based compensation, net of tax													(87)		(87)		(87)
Dividends paid		(564)		(505)				(236)					(483)		(424)				(424)
Dividends paid out of reserves from capital contributions						(269)
Cash dividends paid to noncontrolling interest holders											(59)												(59)
Changes in redeemable noncontrolling interests, increase/(decrease)		(13)		(13)		(13)							(13)		(13)		(13)
Change in scope of consolidation, net		(211)									(211)		(211)										(211)
Other		(9)		(9)		(9)							5,832		5,834		5,835		(1)				(2)
Balance at Dec. 31, 2013		47,166		42,164	64	27,853		30,261	(139)	(15,875)	5,002		43,632		39,467	4,400	34,851		14,621	0		(14,405)	4,165
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership													26		26		26
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(1,905)		238		238					(2,143)		(578)										(578)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		39									39		40										40
Net income/(loss)		2,324		1,875				1,875			449		1,764		1,319				1,319				445
Total other comprehensive income/(loss), net of tax		963		872						872	91		2,350		2,181							2,181	169
Issuance of common shares		297		297		297
Sale of treasury shares		9,394		9,394		(15)			9,409
Repurchase of treasury shares		(10,197)		(10,197)					(10,197)
Share-based compensation, net of tax		630		630		(105)			735				(61)		(61)		(61)
Financial instruments indexed to own shares		(80)		(80)		(80)
Dividends on share-based compensation, net of tax													(44)		(44)		(44)
Dividends paid		(1,252)		(1,230)				(53)					(84)		(63)				(63)
Dividends paid out of reserves from capital contributions						(1,177)
Cash dividends paid to noncontrolling interest holders											(22)												(21)
Changes in redeemable noncontrolling interests, increase/(decrease)		2		2		2							2		2		2
Change in scope of consolidation, net		(2,378)									(2,378)		(2,477)										(2,477)
Other		(2)		(6)		(6)					4		71		68		68						3
Balance at Dec. 31, 2014		45,001		43,959	64	27,007		32,083	(192)	(15,003)	1,042		44,641		42,895	4,400	34,842		15,877	0	[1]	(12,224)	1,746
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(381)	[2],[3]								(381)	[2],[3]	(434)	[4],[5]									(434)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		55	[3]								55	[3]	57	[5]									57	[5]
Net income/(loss)		(2,945)		(2,944)				(2,944)			(1)		(3,377)		(3,370)				(3,370)				(7)
Total other comprehensive income/(loss), net of tax		(1,650)		(1,632)						(1,632)	(18)		(1,099)		(1,080)							(1,080)	(19)
Issuance of common shares		6,745		6,745	14	6,731
Sale of treasury shares		18,752		18,752		(37)			18,789
Repurchase of treasury shares		(19,761)		(19,761)					(19,761)
Share-based compensation, net of tax		718		718		(321)	[6]		1,039				(436)		(436)		(436)	[7]
Financial instruments indexed to own shares	[8]	(106)		(106)		(106)
Dividends on share-based compensation, net of tax													(12)		(12)		(12)
Dividends paid		(1,137)		(1,137)									(80)		(80)				(80)
Dividends paid out of reserves from capital contributions	[9]					(1,137)
Change in scope of consolidation, net		(58)									(58)		(57)										(57)
Other		(215)		(212)		(212)					(3)		5,487		5,489		5,489	[10]					(2)
Balance at Dec. 31, 2015		SFr 45,018		SFr 44,382	SFr 78	SFr 31,925		SFr 29,139	SFr (125)	SFr (16,635)	SFr 636		SFr 44,690		SFr 43,406	SFr 4,400	SFr 39,883		SFr 12,427	SFr 0	[1]	SFr (13,304)	SFr 1,284

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Includes a net tax charge of CHF (28) million from the excess recognized compensation expense over fair value of shares delivered.
[7]	Includes a net tax charge of CHF (28) million from the excess recognized compensation expense over fair value of shares delivered.
[8]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[9]	Paid out of capital contribution reserves.
[10]	Includes a capital contribution of CHF 5'300 million from Credit Suisse Group AG to Credit Suisse AG following the capital increase in December 2015 by the Group.